Quarterly Financial Information (unaudited) (Details) - Quarterly Financial Information (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								10 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Information (unaudited) [Abstract]
Revenues	$ 102,157	$ 111,016	$ 93,722	$ 97,523	$ 117,640	$ 116,980	$ 9,176	$ 5,337	$ 619		$ 404,418	$ 249,133	[1]	$ 619
Gross margin	12,059	13,281	12,303	11,420	13,652	14,311	3,725	3,755	310		49,063	35,443	[1]	310
Impairments	32,546				4,131
Gain on reversal of contingent consideration							11,250		0	[1]	0	11,250	[1]
Income tax expense					13,973	1,211	53				468	15,237	[1]	0
Net income (loss)	(28,722)	5,097	4,929	3,517	(15,188)	4,488	12,824	2,231	(1,845)	[1]	(15,179)	4,355	[1]	(1,845)
Net income (loss) attributable to partners / controlling interests	$ (30,131)	$ 3,555	$ 3,680	$ 2,744	$ (15,210)	$ 4,488	$ 12,824	$ 2,231
Net income (loss) per common limited partner unit – basic (in Dollars per share)	$ (2.51)	$ 0.30	$ 0.31	$ 0.18
Net income (loss) per common limited partner unit – diluted (in Dollars per share)	$ (2.51)	$ 0.30	$ 0.31	$ 0.17
Net income (loss) per subordinated limited partner unit –basic and diluted (in Dollars per share)	$ (2.51)	$ 0.30	$ 0.31	$ 0.18

[1]	Recast - Note 2